Registration No. 333-103199
                                                      Registration No. 811-04335
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-6

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.                                  [ ]

         Post-Effective Amendment No. 3                               [X]

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]


         Amendment No. 11                                             [X]


                       (Check appropriate box or boxes)

                           -------------------------

                               SEPARATE ACCOUNT FP
                                      of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          (Exact Name of Registrant)

                           -------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           -------------------------


                                   ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL
           The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)


                           -------------------------

                 Please send copies of all communications to:
                            THOMAS C. LAUERMAN, ESQ.
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                            Washington, D.C. 20007
                           -------------------------

         Approximate Date of Proposed Public Offering: As soon as practical after the effectiveness of the Registration Statement.

         It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]      On (date) pursuant to paragraph (b) of Rule 485.

[X]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

                                      NOTE

This Post Effective Amendment No. 3 ("PEA") to the Form N-6 Registration Statement (File No. 333-103199) ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account FP is being filed for the purpose of including in the Registration Statement the prospectus and Statement of Additional Information for IL COLI '04, our new policy that we intend to offer in the corporate owned life insurance market. The PEA does not amend or delete the currently effective Prospectuses, Statements of Additional Information or supplements to the Prospectuses and Statements of Additional Information, or any other part of the Registration Statement except as specifically noted herein. (Parts A, B and C of PEA No. 1 and No. 2 to the Form N-6 Registration Statement (File No. 333-103199), filed with the Commission on April 7, 2003 and August 4, 2003, respectively, are incorporated herein by reference.)

IL COLI(SM) '04

A flexible premium variable life insurance policy issued by The Equitable Life Assurance Society of the United States with variable investment options offered under Equitable Life's Separate Account FP.

Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, prospectuses that contain important information about the Portfolios accompany this prospectus.

PROSPECTUS DATED DECEMBER 15, 2003

--------------------------------------------------------------------------------

This prospectus describes many aspects of an IL COLI(SM) '04 policy, but is not itself a policy. The policy is the actual contract that determines your benefits and obligations under IL COLI(SM) '04. To make this prospectus easier to read, we sometimes use different words than the policy. Equitable Life or your financial professional can provide any further explanation about your policy.

Under our current rules, the IL COLI(SM) '04 policy will be offered to corporations and other business entities that meet the following conditions at issue:

o The policies are corporately owned or are "split-dollar" cases that are collaterally assigned to the company;

o The persons proposed to be insured are deemed by us to be "highly compensated" individuals;

o The minimum initial premium under each policy is remitted to Equitable Life by the employer; and

o The aggregate annualized first year planned periodic premium is at least $150,000 if a minimum of three policies is issued, each on the life of a different insured person, and at least $500,000 if less than three policies are issued.


WHAT IS IL COLI(SM) '04?

IL COLI(SM) '04 is issued by Equitable Life. It provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:

--------------------------------------------------------------------------------
Variable investment options
--------------------------------------------------------------------------------
Fixed income
--------------------------------------------------------------------------------
o AXA Premier VIP Core Bond             o EQ/Money Market
o AXA Premier VIP High Yield            o Fidelity VIP Investment Grade Bond
o EQ/Alliance Quality Bond              o Fidelity VIP High Income
o EQ/Alliance Intermediate Government
  Securities
--------------------------------------------------------------------------------
 Domestic stocks
--------------------------------------------------------------------------------
o AXA Premier VIP Health Care           o Fidelity VIP Contrafund(R)
o AXA Premier VIP Small/Mid Cap Value   o Fidelity VIP Equity-Income
o EQ/Alliance Common Stock              o Fidelity VIP Growth & Income
o EQ/Alliance Growth and Income         o Fidelity VIP Mid Cap
o EQ/Alliance Premier Growth            o Fidelity VIP Value
o EQ/Alliance Small Cap Growth          o Fidelity VIP Value Strategies
o EQ/Alliance Technology                o EQ/Janus Large Cap Growth
o EQ/Bernstein Diversified Value        o EQ/Marsico Focus
o EQ/Capital Guardian Research          o EQ/Mercury Basic Value Equity
o EQ/Capital Guardian U.S. Equity       o EQ/MFS Emerging Growth Companies
o EQ/Equity 500 Index                   o EQ/MFS Investors Trust
o EQ/Evergreen Omega                    o EQ/Putnam Growth & Income Value
o EQ/FI Mid Cap                         o PEA Renaissance
o EQ/FI Small/Mid Cap Value             o U.S. Real Estate--Class II
--------------------------------------------------------------------------------
International stocks
--------------------------------------------------------------------------------
o EQ/Alliance International              o EQ/Putnam International Equity
o EQ/Emerging Markets Equity
--------------------------------------------------------------------------------
Balanced/hybrid
--------------------------------------------------------------------------------
o Fidelity VIP Asset Manager: Growth(R)
--------------------------------------------------------------------------------

Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of EQ Advisors Trust, AXA Premier VIP Trust, The Universal Institutional Funds, Inc., PIMCO Advisors VIT or Fidelity Variable Insurance Products (the "Trusts"), which are mutual funds. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) borrow or withdraw amounts you have accumulated, (3) decrease the amount of insurance coverage,
(4) choose between two life insurance benefit options, and (5) elect to receive an insurance benefit if the insured person becomes terminally ill.

OTHER EQUITABLE LIFE POLICIES. We offer a variety of fixed and variable life insurance policies including products designed specifically for this marketplace, which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy is offered through your financial professional. Replacing existing insurance with IL COLI(SM) '04 or another policy may not be to your advantage. You can contact us to find out more about any other Equitable Life insurance policy.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The policies are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                                          X00604
                                                                      ILCOLI '04

Contents of this prospectus
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS
   AND RISKS                                                                 1
--------------------------------------------------------------------------------
How you can pay for and contribute to your policy                            1
The minimum amount of premiums you must pay                                  1
Investment options within your policy                                        2
About your life insurance benefit                                            2
Alternative higher death benefit in certain cases                            3
You can decrease your insurance coverage                                     3
Accessing your money                                                         4
Risks of investing in policy                                                 4

--------------------------------------------------------------------------------
2. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES
     YOU WILL PAY                                                            5
--------------------------------------------------------------------------------
Tables of policy charges                                                     5
How we allocate charges among your investment options                        6
Changes in charges                                                           6

--------------------------------------------------------------------------------
3. WHO IS EQUITABLE LIFE?                                                    7
--------------------------------------------------------------------------------
How to reach us                                                              7
About our Separate Account FP                                                8
Your voting privileges                                                       8

--------------------------------------------------------------------------------
4. ABOUT THE PORTFOLIOS OF THE TRUSTS                                        9
--------------------------------------------------------------------------------
Portfolios of the Trusts                                                     9

--------------------------------------------------------------------------------
5. DETERMINING YOUR POLICY'S VALUE                                          13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. TRANSFERRING YOUR MONEY AMONG OUR
   INVESTMENT OPTIONS                                                       14
--------------------------------------------------------------------------------
Transfers you can make                                                      14
How to make transfers                                                       14
Our dollar cost averaging service                                           14
Our asset rebalancing service                                               14

----------------------
"We," "our" and "us" refer to Equitable Life. "Financial professional" means the registered representative of AXA Advisors who is offering you this policy.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.

When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.

IL COLI(SM) '04 is available in all states. This prospectus does not offer IL COLI(SM) '04 anywhere such offers are not lawful. Equitable Life does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by Equitable Life.


i  Contents of this prospectus

--------------------------------------------------------------------------------
7. ACCESSING YOUR MONEY                                                     16
--------------------------------------------------------------------------------
Borrowing from your policy                                                  16
Making withdrawals from your policy                                         16
Surrendering your policy                                                    17
Your option to receive a living benefit                                     17

--------------------------------------------------------------------------------
8. TAX INFORMATION                                                          18
--------------------------------------------------------------------------------
Basic tax treatment for you and your beneficiary                            18
Tax treatment of distributions to you (loans, partial withdrawals
  and full surrender)                                                       18
Tax treatment of living benefits proceeds                                   19
Effect of policy on interest deductions taken by business entities          19
Requirement that we diversify investments                                   20
Estate, gift, and generation-skipping taxes                                 20
Pension and profit-sharing plans                                            20
Split-dollar and other employee benefit programs                            20
ERISA                                                                       20
Our taxes                                                                   20
When we withhold taxes from distributions                                   21
Possibility of future tax changes and other tax information                 21

--------------------------------------------------------------------------------
9. MORE INFORMATION ABOUT POLICY FEATURES AND
   BENEFITS                                                                 22
--------------------------------------------------------------------------------
Variations among IL COLI(SM) '04 policies                                   22
Your options for receiving policy proceeds                                  22
Your right to cancel within a certain number of days                        22

--------------------------------------------------------------------------------
10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES                           23
--------------------------------------------------------------------------------
Deducting policy charges                                                    23

--------------------------------------------------------------------------------
11. MORE INFORMATION ABOUT PROCEDURES THAT APPLY
    TO YOUR POLICY                                                          24
--------------------------------------------------------------------------------
Dates and prices at which policy events occur                               24
Policy issuance                                                             24
Ways to make premium and loan payments                                      25
Assigning your policy                                                       25
You can change your policy's insured person                                 25
Requirements for surrender requests                                         25
Gender-neutral policies                                                     26
Future policy exchanges                                                     26

--------------------------------------------------------------------------------
12. MORE INFORMATION ABOUT OTHER MATTERS                                    27
--------------------------------------------------------------------------------
About our general account                                                   27
Transfers of your account value                                             27
Telephone and EQAccess requests                                             27
Suicide and certain misstatements                                           28
When we pay policy proceeds                                                 28
Changes we can make                                                         28
Reports we will send you                                                    29

--------------------------------------------------------------------------------
13. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP
    AND EQUITABLE LIFE                                                      30
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14. PERSONALIZED ILLUSTRATIONS                                              31
--------------------------------------------------------------------------------
Illustrations of policy benefits                                            31


--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I -- Information on market performance                                     I-1
II -- An index of key words and phrases                                   II-1
III -- Hypothetical illustrations                                        III-1


--------------------------------------------------------------------------------
Following the Appendices of this prospectus or accompanying this prospectus (but not a part of this prospectus) are the prospectuses for the applicable underlying Trusts.
--------------------------------------------------------------------------------

                                                 Contents of this prospectus  ii

1. Risk/benefit summary: Policy features, benefits and risks

--------------------------------------------------------------------------------

HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $100, although we can increase this minimum if we give you advance notice. (Policies issued in some states or on an automatic premium payment plan may have different minimums.) Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES. If we approve, you may purchase an IL COLI(SM) '04 policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code ("Code") Section 1035 exchange.

--------------------------------------------------------------------------------
You can generally pay premiums at such times and in such amounts as you like, so long as (i) you pay enough to prevent your policy from lapsing and (ii) you don't exceed certain limits.
--------------------------------------------------------------------------------

LIMITS ON PREMIUM PAYMENTS. If you have chosen the guideline premium test as your life insurance qualification test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to the amount of your policy's insurance coverage). Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Internal Revenue Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would exceed those limits to you.

You can ask your financial professional to provide you with an Illustration of Policy Benefits that shows you the amount of premium you can pay, based on various assumptions, without exceeding applicable tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

If at any time your cash surrender value (as defined under "Determining your policy's value," later in the prospectus) is high enough that the alternative death benefit discussed below would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with adequate evidence that he/she continues to meet our requirements for issuing insurance. The requirement for such evidence, however, would apply only to the amount of premiums you pay in any year of your policy that exceeds your annual specified premium. Specified premiums are discussed later in this prospectus.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only enough premiums to keep your policy from lapsing or terminating as discussed below.


THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if it does not have enough net policy account value to pay the monthly charges when due. We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy, which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

--------------------------------------------------------------------------------
Your policy will terminate if you don't pay enough premiums to pay the charges we deduct. However, we will first send you a notice and give you the opportunity to pay any shortfall.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information" later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also present evidence of insurability satisfactory to us and pay at least the amount of premium that we require. The required payment will not be more than an amount sufficient to cover the monthly administrative charges from the date of default to the effective date of restoration and the total monthly deductions for 3 months, calculated from the effective date of restoration plus 15% of such amounts. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored.

ENHANCED CASH VALUE BENEFIT. This benefit can provide additional surrender value if the policy is fully surrendered within 7 years of the date of issue of the policy. For more information, see "Surrendering your policy" in "Accessing your money" later in the prospectus. The enhanced cash value benefit is computed by multiplying the enhanced cash value rate below by the sum of the total sales charges plus charges for taxes imposed on us deducted from premiums paid through policy year 5.


1  Risk/benefit summary: Policy features, benefits and risks

--------------------------------------------------------------------------------
                                        Enhanced Cash Value
  Policy Year                                  Rate+
--------------------------------------------------------------------------------
       1                                        1.2%
       2                                       0.96%
       3                                       0.72%
       4                                       0.48%
       5                                       0.36%
       6                                       0.24%
       7                                       0.12%
  8 and later                                  0.0%
--------------------------------------------------------------------------------

+ An increased enhanced cash value rate applies to certain policies issued to groups that satisfy our requirements which may include requirements regarding the number and policy account values of in-force policies as well as the number and face amount of prospective policies to be issued and the anticipated first year premium for those policies. We will determine the policy to which an increased enhanced cash value rate applies pursuant to our established procedures and will not discriminate unreasonably or unfairly against policy owners. The policies that receive the increased enhanced cash value rate are those on which we expect our expenses to be reduced. These policies also incur a reduced sales charge as described in "Risk/benefit summary: Charges you will pay" later in this prospectus because we expect our expenses to be reduced.


INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next sentence, we will initially put all amounts which you have allocated to investment options into such options on the later of the business day that we receive the full minimum initial premium or the register date (the "Investment Start Date"). In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options in our EQ/Money Market investment option. In this case, on the first business day following the twentieth day after your policy is issued, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the twentieth day after your policy is issued. For all other policies, the Allocation Date is the Investment Start Date. You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

--------------------------------------------------------------------------------
You can choose among variable investment options.
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds".) The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisors who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios."

Our arrangement with Portfolio sponsors that are not affiliated with us may provide that they or one of their affiliates will pay us based on a percentage (up to 0.30% on an annual basis) of the net assets of a Portfolio attributable to the Policies. These fees are not charged to you, the Separate Account or the Portfolio.

You will find other important information about each Portfolio in the separate prospectuses for each Trust attached at the end of this prospectus including a comprehensive discussion of the risks of investing in each Portfolio. We may add or delete variable investment options or Portfolios at any time.

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. For each year of your policy, we declare a fixed rate of interest (3% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are at any time declaring on outstanding policies may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account".)

--------------------------------------------------------------------------------
We will pay at least 3% annual interest on our guaranteed interest option.
--------------------------------------------------------------------------------

ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an IL COLI(SM) '04 policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $50,000 is the smallest amount of coverage you can request.

--------------------------------------------------------------------------------
If the insured person dies, we pay a life insurance benefit to the
"beneficiary" you have named. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B. We also have options available for the manner in which we pay death benefits (see "Your options for receiving policy proceeds" under "More information about policy features and benefits" later in this prospectus).
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

o Option A -- The policy's face amount on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                   -- or --

o Option B -- The face amount plus the policy's "cash surrender value" on the date of death. Under this option, the amount of death benefit generally changes from day to day, because many


                    Risk/benefit summary: Policy features, benefits and risks 2 factors (including investment performance, charges, premium payments and withdrawals) affect your cash surrender value.

Under Option B, your policy's death benefit will tend to be higher than under Option A. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

CHOICE OF LIFE INSURANCE QUALIFICATION TEST. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the cash value accumulation test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. In addition, your choice of tax qualification test will impact your cost of insurance rates. You should discuss your choice of life insurance qualification test with your financial professional and tax adviser before purchasing the policy.


ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your cash surrender value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is higher than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your cash surrender value on the insured person's date of death by a percentage specified in your policy. The percentage depends on the insured person's age for the then current policy year and ranges from 250% at age 40 or under to 101% at 99 and over.

--------------------------------------------------------------------------------
If the cash surrender value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the
Option A or Option B death benefit you have selected.
--------------------------------------------------------------------------------

For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the cash surrender value. The death benefit must be large enough to ensure that the policy's cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured's age, sex and risk class and is calculated using an interest rate of 4% and the guaranteed mortality charges at the time the policy is issued.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

OTHER ADJUSTMENTS TO DEATH BENEFIT.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of any living benefits payment plus accrued interest. See "Your option to receive a living benefit" later in this prospectus. This reduced death benefit is referred to as the "net death benefit."

--------------------------------------------------------------------------------
You can request a change in your death benefit option any time after the second year of the policy.
--------------------------------------------------------------------------------

CHANGE OF DEATH BENEFIT OPTION. If you change from Option A to B, we automatically reduce your policy's face amount by an amount equal to your cash surrender value at the time of the change. We may refuse this change if the policy's face amount would be reduced below our then current minimum for new policies. Also, we may require you to provide us with satisfactory evidence that the insured person remains insurable at the time of this change.

If you change from Option B to A, we automatically increase your policy's face amount by an amount equal to your cash surrender value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will determine the new base policy face amount somewhat differently from the general procedures described above.

Please refer to "Tax information" later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.


YOU CAN DECREASE YOUR INSURANCE COVERAGE

You may request a decrease in your policy's face amount any time after the second year of your policy. The requested decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount.

You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. The amounts of your specified premiums and the monthly deductions for the cost of insurance coverage will generally decrease from the time you reduce the face amount.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount. This may be necessary in order to preserve your policy's status as life insurance


3 Risk/benefit summary: Policy features, benefits and risks under the Internal Revenue Code. We may also be required to make such a distribution to you in the future, on account of a prior decrease in face amount. This could have adverse tax consequences. Even if you decrease your policy's face amount, you may not be reducing your death benefit if your policy's cash surrender value causes an alternative higher death benefit to apply.


ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of your policy's account value (as defined under "Determining your policy's value" later in this prospectus). We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information. You can also make a partial withdrawal of $500 or more of your net policy account value at any time after the first year of your policy. See "Making withdrawals from your policy" later in this prospectus for more information. Finally, you can surrender (turn in) your policy at any time. See "Surrendering your policy" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.


RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

o If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

o If the investment options you choose do not make enough money to pay for the policy charges, you could have to pay more premiums to keep your policy from terminating.

o We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the table below.

o There may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

o Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net policy account value.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.


                    Risk/benefit summary: Policy features, benefits and risks  4

2. Risk/benefit summary: Charges and expenses you will pay

--------------------------------------------------------------------------------

TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions.

This table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount, transfer policy account value among investment options or the policy terminates without value at the end of a grace period.


--------------------------------------------------------------------------------------------------------------------------------
                                                   Transaction Fees
--------------------------------------------------------------------------------------------------------------------------------
 Charge               When charge is deducted      Amount deducted
--------------------------------------------------------------------------------------------------------------------------------
Sales charge         Deducted from each premium   In the policy years 1 to 4, the sales charge is 7% (9% for policies issued in
                     payment when added to your   Oregon) of each premium payment. In policy years 5 and later, the sales
                     account value                charge is 1% (3% for policies issued in Oregon) of each premium payment(1).
--------------------------------------------------------------------------------------------------------------------------------
Charge for taxes     Deducted from each premium   Currently ranges from 0.50% to 5%, depending upon certain taxes imposed
                     when added to your account   on us.
                     value
--------------------------------------------------------------------------------------------------------------------------------
Transfers among      Deducted when you transfer   A maximum charge of $25; currently, we charge $0 for each of the first 12
investment options   account value among          transfers per policy year and $25 for each additional transfer in the same
                     investment options           policy year(2)
--------------------------------------------------------------------------------------------------------------------------------

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.


------------------------------------------------------------------------------------------------------------------------------------
     Periodic charges other than underlying trust portfolio operating expenses
------------------------------------------------------------------------------------------------------------------------------------
Charge                          When charge is deducted            Amount deducted
------------------------------------------------------------------------------------------------------------------------------------
Administrative charges          Deducted from your account         $10 per month
                                value each month
------------------------------------------------------------------------------------------------------------------------------------
Cost of insurance
charges(3)(4)(5)

  Lowest and highest charge     Deducted from your account         The lowest maximum monthly charge per $1,000 of the amount for
                                value each month                   which we are at risk(6) under your base policy on the date of the deduction is $0.09 (available only under the cash value
                                                                   accumulation test) and the highest maximum monthly charge per
                                                                   $1,000 is $83.33 (under either tax qualification test.

  Charge for a representative                                      The maximum monthly charge per $1,000 is $ 0.27 (under either tax
  insured                                                          qualification test) in the first policy year for a male insured age 45 in the guaranteed issue non-tobacco user risk class.
------------------------------------------------------------------------------------------------------------------------------------
Mortality and expense           Deducted from your account         A maximum charge applied to the value you have in our variable
risk charge                     value each month                   investment options is computed at an annual rate of 1.00% in policy years 1 to 5; 0.75% in policy years 6 to 20; and 0.50% in policy years 21 and later. The current charge applied to the value you have in our variable investment is computed at an annual rate of 0.75% in policy years 1 to 5; 0.55% in policy years 6 to 20; and 0.35% in policy years 21 and later.(1)
------------------------------------------------------------------------------------------------------------------------------------

(1) Reduced charges apply to certain policies issued to groups that satisfy our requirements which may include requirements regarding the number and policy account values of in-force policies as well as the number and face amount of prospective policies to be issued and the anticipated first year premium for those policies. The policies that receive the reduced charges are those on which we expect our expenses to be reduced. We will determine the policies to which a reduced charge applies pursuant to our established procedures and will not discriminate unreasonably or unfairly against policy owners.


5 Risk/benefit summary: Charges and expenses you will pay

(2) No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our Dollar Cost Averaging service or Asset Rebalancing service as discussed later in this prospectus.

(3) Since these charges vary based on individual characteristics of the insured, the charges shown in the table may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.

(4) Insured persons who present particular health, occupational or avocational risks may be charged other additional charges as specified in their policies.

(5) For most insured persons at most ages, the current monthly charges per $1,000 are lower than the maximum monthly charges per $1,000.

(6) Our amount "at risk" is the difference between the amount of death benefit and the policy account value as of the deduction date.


You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using.

This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for that Portfolio.


--------------------------------------------------------------------------------
        Portfolio operating expenses expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------
                                                      Lowest       Highest
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses              0.32%        4.87%
for 2002 (expenses that are deducted from
Portfolio assets including management
fees, 12b-1 fees, service fees and/or
other expenses)(1)
--------------------------------------------------------------------------------

(1) Equitable Life, the manager of the AXA Premier VIP Trust and the EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2004. Under these Agreements, Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits such Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. OpCap Advisors LLC is the Investment Adviser of PIMCO Advisors VIT -- PEA Renaissance Portfolio, and has contractually agreed to waive any amounts payable to the Investment Adviser and reimburse the Portfolio so that the total operating expenses of the Portfolio (net of any expense offsets) do not exceed specified amounts. Fidelity Management & Research Company, the manager of Fidelity VIP Value and Fidelity VIP Strategies, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectuses for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions each EQ Advisors Trust Portfolio, each AXA VIP Trust Portfolio and each Fidelity Variable Insurance Product Portfolio pays is used to reduce the Portfolio's expenses. The Fidelity Variable Insurance Product Portfolios also use a portion of their custody fees to reduce each Portfolio's expenses. If the above table reflected these expense limitation arrangements, the portion of the brokerage commissions used to reduce Portfolio expenses and custody fees, if applicable, the lowest and highest figures would be as shown in the table below:


--------------------------------------------------------------------------------
                                                      Lowest       Highest
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2002     0.32%        1.85%
(expenses that are deducted from Portfolio assets
including management fees, 12b-1 fees, service
fees and/or other expenses) after expense cap
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2002     0.32%        1.82%
(expenses that are deducted from Portfolio assets
including management fees, 12b-1 fees, service
fees and/or other expenses) after expense cap and
after a portion of the brokerage commissions and
custody fees, if applicable, that the Portfolio
pays are used to reduce the Portfolio's expenses
--------------------------------------------------------------------------------

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each.


CHANGES IN CHARGES

We reserve the right in the future to make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" later in this prospectus), or change our other current charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be by class of insured person and will be based on changes in future expectations about such factors as investment earnings, mortality experience, the length of time policies will remain in effect, premium payments, expenses and taxes. Any changes in charges may apply to then in-force policies, as well as to new policies.


                       Risk/benefit summary: Charges and expenses you will pay 6

3. Who is Equitable Life?

--------------------------------------------------------------------------------

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is an indirect, wholly owned subsidiary of AXA Financial, Inc., the holding company. AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. Equitable Life is obligated to pay all amounts that are promised to be paid under the policies. No company other than Equitable Life has any legal responsibility to pay amounts that Equitable Life owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $415.31 billion in assets as of December 31, 2002. For more than 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.


HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our processing office as listed below for the purposes described. Please refer to "Telephone and EQAccess requests" for effective dates for processing telephone, Internet and facsimile requests, later in this prospectus.

--------------------------------------------------------------------------------
BY MAIL:
--------------------------------------------------------------------------------
At the Post Office Box for our Administrative Office:
Equitable Life -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047

--------------------------------------------------------------------------------
BY EXPRESS DELIVERY ONLY:
--------------------------------------------------------------------------------
At the Street Address for our Administrative Office:
Equitable Life -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277

--------------------------------------------------------------------------------
BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------
Customer service representative available weekdays 8 AM to 9 PM, Eastern Time:
1-888-855-5100.

--------------------------------------------------------------------------------
BY E-MAIL:
--------------------------------------------------------------------------------
life-service@equitable.com

--------------------------------------------------------------------------------
BY FACSIMILE (FAX):
--------------------------------------------------------------------------------
1-704-540-9714

--------------------------------------------------------------------------------
BY INTERNET:
--------------------------------------------------------------------------------
Our Web site (www.AXAonline.com) can also provide you information; some of the forms listed below are available for you to print out through our Web site by clicking on "Customer Service Life Insurance" and selecting "Forms" from the right side of the screen. You can also access your policy information through our Web site by enrolling in EQAccess.

                      ----------------------------------

We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for dollar cost averaging (our automatic transfer service);

(2) authorization for telephone transfers by a person who is not both the insured person and the owner;

(3) request for asset rebalancing; and

(4) designation of new policy owner(s).

We also have specific forms that we recommend you use for the following:

(a) policy surrenders;

(b) address changes;

(c) beneficiary changes;

(d) transfers between investment options; and

(e) changes in allocation percentages for premiums and deductions.

You can change your allocation percentages and/or transfer among investment options (1) by toll-free phone, (2) over the Internet, through EQAccess, or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and EQAccess requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")


7  Who is Equitable Life?

Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests and notices to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. Income, gains and losses credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of Equitable Life's other assets.

Separate Account FP's predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into Equitable Life, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account FP.

Each subaccount (variable investment option) of Separate Account FP available under IL COLI(SM) '04 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to Equitable Life separate accounts in connection with Equitable Life's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with Equitable Life. EQ Advisors Trust and AXA VIP Premier Trust also sell their shares to the trustee of a qualified plan for Equitable Life. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.


YOUR VOTING PRIVILEGES

Voting of Portfolio shares. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio.

Under current legal requirements, we may disregard the voting instructions we receive from policyowners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

Voting as policyowner. In addition to being able to instruct voting of Portfolio shares as discussed above, policyowners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of IL COLI(SM) '04 and other policies that Separate Account FP supports.


                                                       Who is Equitable Life?  8

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------

You should note that some Portfolios have objectives and strategies that are substantially similar to those of certain trusts that are purchased directly rather than under a variable insurance product such as the IL COLI(SM) '04 policy. These Portfolios may even have the same investment managers and/or advisers and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in trust cash flows; and specific strategies employed by the Portfolio manager.

Equitable Life serves as the investment manager of the Portfolios of the EQ Advisors Trust and the AXA Premier VIP Trust. Fidelity Management & Research Company serves as the investment manager of the Portfolios of the Fidelity Variable Insurance Products -- Service Class 2. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios.

Portfolios of the Trusts

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                Objective                                                Adviser
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     Seeks a balance of a high current income and capital     o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk
                                                                                       o Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Seeks long-term growth of capital                        o A I M Capital Management, Inc.

                                                                                       o Dresdner RCM Global Investors LLC

                                                                                       o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    Seeks to achieve a high total return through a combina-  o Alliance Capital Management L.P.
 (formerly EQ/High Yield)     tion of current income and capital appreciation.
                                                                                       o Pacific Investment Management Company
                                                                                         LLC (PIMCO)
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID     Seeks long-term growth of capital                        o Alliance Capital Management L.P.
 CAP VALUE
                                                                                       o Provident Investment Counsel, Inc.

                                                                                       o Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
 Portfolio Name                Objective                                                Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK      Seeks to achieve long-term growth of capital.            o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND        Seeks to provide a high total return.                    o Alliance Capital Management L.P.
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE      Seeks to achieve high current income consistent with     o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES        relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL     Seeks to achieve long-term growth of capital.            o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH    To achieve long-term growth of capital.                  o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND      Seeks to achieve high current income consistent with     o Alliance Capital Management L.P.
                              moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP         Seeks to achieve long-term growth of capital.            o Alliance Capital Management L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE TECHNOLOGY        Seeks to achieve long-term growth of capital. Current    o Alliance Capital Management L.P.
                              income is incidental to the Portfolio's objective.
------------------------------------------------------------------------------------------------------------------------------------

9 About the Portfolios of the Trusts

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                    Objective                                           Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                          o Alliance Capital Management L.P.,
                                                                                        through its Bernstein Investment Research
                                                                                        and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN              To achieve long-term growth of capital.              o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.         To achieve long-term growth of capital.              o Capital Guardian Trust Company
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY       Seeks long-term capital appreciation.                o Morgan Stanley Investment Management,
                                                                                        Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX              Seeks a total return before expenses that            o Alliance Capital Management L.P.
                                 approximates the total return performance of the
                                 S&P 500 Index, including reinvestment of dividends,
                                 at a risk level consistent with that of the
                                 S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA               Seeks long-term capital growth.                      o Evergreen Investment Management
                                                                                        Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                    Seeks long-term growth of capital.                   o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE        Seeks long-term capital appreciation.                o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH        Seeks long-term growth of capital.                   o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS                 Seeks long-term growth of capital.                   o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE           Seeks capital appreciation and secondarily, income.  o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH           Seeks to provide long-term capital growth.           o MFS Investment Management
 COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST           Seeks long-term growth of capital with secondary     o MFS Investment Management
                                 objective to seek reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                  Seeks to obtain a high level of current income,      o Alliance Capital Management L.P.
                                 preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH                 Seeks capital growth. Current income is a            o Putnam Investment Management, LLC
 & INCOME VALUE                  secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM INTERNATIONAL          Seeks capital appreciation.                          o Putnam Investment Management, LLC
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------

                                           About the Portfolios of the Trusts 10

------------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance
Products-Service Class 2(1)
Portfolio Name                 Objective                                               Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER:    Seeks to maximize total return by allocating its        o Fidelity Management & Research (UK) Inc.
 GROWTH(R)                     assets among stocks, bonds, short-term instruments,
                               and other investments.                                  o Fidelity Management & Research (Far East)
                                                                                         Inc.

                                                                                       o Fidelity Investments Japan Limited

                                                                                       o FMR Co., Inc.

                                                                                       o Fidelity Investments Money Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)     Long-term capital appreciation.                         o Fidelity Management & Research (UK) Inc.

                                                                                       o Fidelity Management & Research (Far East)
                                                                                         Inc.

                                                                                       o Fidelity Investments Japan Limited

                                                                                       o FMR Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME     The portfolio seeks reasonable income. The fund will    o FMR Co., Inc
                               also consider the potential for capital appreciation.
                               The fund's goal is to achieve a yield which exceeds
                               the composite yield on the securities comprising the
                               Standard & Poor's 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH & INCOME   Seeks high total return through a combination of        o Fidelity Management & Research (UK) Inc.
                               current income and capital appreciation.
                                                                                       o Fidelity Management & Research (Far East)
                                                                                         Inc.

                                                                                       o Fidelity Investments Japan Limited

                                                                                       o FMR Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME       The portfolio seeks a high level of current income      o Fidelity Management & Research (UK) Inc.
                               while also considering growth of capital.
                                                                                       o Fidelity Management & Research (Far East)
                                                                                         Inc.

                                                                                       o Fidelity Investments Japan Limited

                                                                                       o FMR Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT        Seeks as high a level of current income as is           o Fidelity Investments Money Management, Inc.
 GRADE BOND                    consistent with the preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP           Seeks long-term growth of capital.                      o Fidelity Management & Research (UK) Inc.

                                                                                       o Fidelity Management & Research (Far East)
                                                                                         Inc.

                                                                                       o Fidelity Investments Japan Limited

                                                                                       o FMR Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------

11 About the Portfolios of the Trusts

------------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance
Products-Service Class 2(1)
Portfolio Name                    Objective                                            Adviser
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP VALUE               Seeks capital appreciation.                           o Fidelity Management & Research (UK) Inc.

                                                                                       o Fidelity Management & Research (Far East)
                                                                                         Inc.

                                                                                       o Fidelity Investments Japan Limited

                                                                                       o FMR Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES    Seeks capital appreciation.                           o Fidelity Management & Research (UK) Inc.

                                                                                       o Fidelity Management & Research (Far East)
                                                                                         Inc.

                                                                                       o Fidelity Investments Japan Limited

                                                                                       o FMR Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
 PIMCO Advisors VIT
 Portfolio Name                  Objective                                             Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
PEA RENAISSANCE                  Long-term capital appreciation and income.            o OpCap Advisors LLC
------------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional
Funds, Inc.
Portfolio Name                   Objective                                             Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE - Class II(1)   The portfolio seeks to provide above average          o Van Kampen(2)
                                 current income and long-term capital appreciation
                                 by investing primarily in equity securities of
                                 companies in the U.S. real estate industry,
                                 including real estate investment trusts.
------------------------------------------------------------------------------------------------------------------------------------

(1) `Service class 2' and `Class II' shares are defined in the current applicable underlying Trust prospectus.

(2) Van Kampen is the name under which Morgan Stanley Investment Management Inc. does business in certain situations.

Other important information about the Portfolios is included in the prospectus for each Trust which accompanies this prospectus.

                                           About the Portfolios of the Trusts 12

5. Determining your policy's value

--------------------------------------------------------------------------------

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your account value, or policy account value, is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option other than in (iii), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. (Your policy and other supplemental material may refer to (ii) and (iii) above as our "Guaranteed Interest Account".) These amounts are subject to certain charges discussed in "Risk/ benefit summary: Charges and expenses you will pay," earlier in this prospectus.

Your "net policy account value" is your policy account value minus any outstanding loans and unpaid loan interest and minus any amount of your account value that is restricted as a result of previously distributed "living benefits."

Your "cash surrender value" is your policy account value plus the enhanced cash value benefit.

Your "net cash surrender value" is your net policy account value plus the enhanced cash value benefit.

--------------------------------------------------------------------------------
Your account value will be credited with the same returns as are achieved by the Portfolios or guaranteed interest option that you select, and is reduced by the amount of charges we deduct under the policy.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. The account value that you have allocated to any variable investment option is invested in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of your units will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts you have specifically requested that we allocate to that option and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare. We guarantee that these rates will not be less than a 3% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.


13  Determining your policy's value

6. Transferring your money among our investment options

--------------------------------------------------------------------------------
TRANSFERS YOU CAN MAKE
--------------------------------------------------------------------------------

You can transfer among our variable investment options and into our guaranteed interest option.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500.

--------------------------------------------------------------------------------
Transfers out of our guaranteed interest option are more limited.
--------------------------------------------------------------------------------

RESTRICTIONS ON TRANSFER OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum amount of any transfer from our guaranteed interest option in any year is the greater of (a) 25% of your then current balance in that option on the transfer effective date, (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, the transfer will occur as of that anniversary or, if later, the date we receive it.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (see "Disruptive transfer activity" in "More information about other matters.")


HOW TO MAKE TRANSFERS

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office.

TELEPHONE TRANSFERS. You can make telephone transfers by following one of two procedures:

o if you are both the policy's insured person and its owner, by calling the number under "By toll-free phone" in "How to reach us" earlier in this prospectus from a touch tone phone; or

o whether or not you are both the insured person and owner, by sending us a signed telephone transfer authorization form. Once we have the form on file, we will provide you with a toll-free telephone number to make transfers.

For more information see "Telephone and EQAccess requests" later in this prospectus. We allow only one request for telephone transfers each day (although that request can cover multiple transfers), and we will not allow you to revoke a telephone transfer. If you are unable to reach us by telephone, you should send a written transfer request to our Administrative Office.

EQACCESS TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our Web site and enrolling in EQAccess. This service may not always be available. Generally, the above-described restrictions relating to telephone transfers also apply to EQAccess transfers.


OUR DOLLAR COST AVERAGING SERVICE

We offer a dollar cost averaging service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
Using the dollar cost averaging service does not guarantee that you will earn a profit or be protected against losses.
--------------------------------------------------------------------------------

Our dollar cost averaging service (also referred to as our "automatic transfer service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the dollar cost averaging service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the dollar cost averaging service. You can choose up to eight other variable investment options to receive the automatic transfers but each transfer to each option must be at least $50. Note: Transfers made using our dollar cost averaging service do not count toward the twelve free transfers you may otherwise make each year.

This service terminates when the EQ/Money Market option is depleted. You can also cancel the dollar cost averaging service at any time. You may not simultaneously participate in the asset rebalancing service and the dollar cost averaging service.


OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the dollar cost averaging service (discussed above).


                        Transferring your money among our investment options  14

You may request the asset rebalancing service in your policy application or at any later time. You may change your allocation instructions or discontinue participation in the asset rebalancing service at any time.


15  Transferring your money among our investment options

7. Accessing your money

--------------------------------------------------------------------------------
BORROWING FROM YOUR POLICY

You may borrow up to 90% of your net policy account value. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding. See "Your option to receive a living benefit" below. Each new loan you request must be at least $500.

--------------------------------------------------------------------------------
You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income tax. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. (Your policy may sometimes refer to the collateral as the "loaned policy account.") We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

o  you cannot make transfers or withdrawals of the collateral;

o we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

o we do not count the collateral when we compute any reduction in cost of insurance charges (described under "Monthly cost of insurance charge" later in this prospectus); and

o  the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are then taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy, and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 3.75% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. The annual interest rate we credit on your loan collateral will never be less than 3%. We guarantee that the differential between the interest we charge and the annual interest rate we credit will not exceed 0.75% (except if tax law changes increase the taxes we pay on policy loans or loan interest).

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loans are fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment.

EFFECTS OF POLICY LOANS. A loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. We will deduct any outstanding policy loan plus accrued loan interest from your policy's proceeds if you do not pay it back. Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of policy loans.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment.

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.


MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net policy account value (defined earlier in this Prospectus) at any time after the first year of your policy. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each.

--------------------------------------------------------------------------------
You can withdraw all or part of your net policy account value, although you may incur tax consequences by doing so.
--------------------------------------------------------------------------------

EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below our minimum for new policy issuances at the time, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.


                                                        Accessing your money  16

If death benefit Option B is in effect, a partial withdrawal also reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the applicable alternative death benefit (discussed earlier in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.


SURRENDERING YOUR POLICY

You can surrender (give us back) your policy for its "net cash surrender value" at any time (other than a surrender that is made to exchange the IL COLI '04 policy for another life insurance policy or annuity contract as described in the next sentence). If you surrender your policy in connection with an exchange for another life insurance policy or annuity contract on the insured person including (but not limited to) any transaction qualifying for income tax free exchange treatment under Section 1035 of the Code or any similar or successor provision thereof, we will surrender the policy for its "net policy account value."

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.


YOUR OPTION TO RECEIVE A LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally 75%) of the policy's death benefit (minus any outstanding loans and unpaid loan interest), if the insured person has a terminal illness (as defined in the rider).

We make no additional charge for the rider. However, if you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit, the remaining benefits under your policy will be affected. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit we automatically transfer a pro rata portion of your policy's net policy account value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

--------------------------------------------------------------------------------
You can arrange to receive a "living benefit" if the insured person becomes terminally ill.
--------------------------------------------------------------------------------

17  Accessing your money

8. Tax information

--------------------------------------------------------------------------------

This discussion is based on current federal income tax law and interpretations. It assumes that the policyowner is a natural person who is a U.S. citizen and resident. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. For example, income tax consequences for corporate taxpayers may differ as a result of the impact of corporate alternative minimum tax provisions under which a portion of policy gains or death benefits can increase a corporation's alternative minimum tax calculation. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.


BASIC TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An IL COLI(SM) '04 policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section
7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the policies will meet these requirements and, therefore, that:

o the death benefit received by the beneficiary under your policy will generally not be subject to federal income tax; and

o increases in your policy's account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

There may be different tax consequences if you assign your policy or designate a new owner. See "Assigning your policy" later in this prospectus.


TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the account value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount or, in some cases, a partial withdrawal.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, there are overall limits on the amount of premiums you may pay under your policy in order for it to qualify as life insurance if you have elected the guideline premium test. In addition, if you have elected the guideline premium test, changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal) may impact the maximum amount of premiums that can be paid as well as the maximum amount of cash surrender value that may be maintained under the policy. If you have elected the cash value accumulation test, such changes may also impact the maximum amount of cash surrender value that may be maintained under the policy. In some cases, under either test, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includable as income. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) Dur-


                                                             Tax information  18
ing the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your cash surrender value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. In addition, if a policy terminates after a grace period, the extinguishment of any then-outstanding policy loan and unpaid loan interest will be treated as a distribution and could be subject to tax under the foregoing rules. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your cash surrender value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by Equitable Life (or its affiliate) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59-1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

If your policy terminates after a grace period, the extinguishment of any then outstanding policy loan and unpaid loan interest will be treated as a distribution (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy.


TAX TREATMENT OF LIVING BENEFITS PROCEEDS

Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from the payee's gross income. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion. This exclusion does not apply to amounts paid to someone other than the insured person if the payee has an insurable interest in the insured person's life only because the insured person is a director, officer or employee of the payee or by reason of the insured person being financially interested in any trade or business carried on by the payee.


EFFECT OF POLICY ON INTEREST DEDUCTIONS TAKEN BY BUSINESS ENTITIES

Ownership of a policy by a trade or business entity can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy, will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average cash surrender value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets.

Any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to these rules, as well as the other rules and possible pending legislative proposals which might further restrict available exceptions to this limit on interest deductions or make other tax law changes with respect to such coverage.


19  Tax information

REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements.


ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. (For estate tax purposes only, this amount is scheduled to rise at periodic intervals, going to $1.5 million in 2004 and ultimately to $3.5 million in 2009. For year 2010, the estate tax is scheduled to be repealed. For years 2011 and thereafter the estate tax is reinstated and the gift and estate tax exemption referred to above would again be $1 million.) For this purpose, however, certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions and certain gifts of $11,000 for 2003 (this amount is indexed annually for inflation) or less per year for each recipient.

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (indexed annually for inflation, e.g., $1.12 million for 2003). Beginning in year 2004, this exemption will be the same as the amounts discussed above for estate taxes, including a full repeal in year 2010, then return to prior law in years 2011 and thereafter.

The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax advisor for specific information, especially where benefits are passing to younger generations.

If this policy is being purchased pursuant to a split-dollar arrangement you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed.


PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.


SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. Among other issues, these policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit. In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as proposed regulations in both 2002 and 2003. Together, they provide new proposed and interim guidance on such arrangements. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. Further guidance is anticipated and may have been issued by the date you purchase the IL COLI '04 policy. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of recent amendments to the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.


ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. You should consult a qualified legal advisor.


OUR TAXES

The operations of our Separate Account FP are reported in our federal income tax return. The Separate Account's investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Therefore, we currently pay no taxes on such income and gains and impose no charge for such taxes. We


                                                             Tax information  20
reserve the right to impose a charge in the future for taxes incurred; for example, a charge to the Separate Account for income taxes incurred by us that are allocable to the policies.

We may have to pay state, local or other taxes (in addition to applicable taxes based on premiums). At present, these taxes are not substantial. If they increase, charges may be made for such taxes when they are attributable to our Separate Account or allocable to the policies.


WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later and you may incur penalties under the estimated income tax rules. In some cases, where generation-skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed.


OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For these benefits to continue, the policy must continue to qualify as life insurance. In addition to other requirements, federal tax law requires that the insurer, and not the policyowner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any taxable income or gain the assets generate.

The IRS has provided some guidance on this question of investor control, but many issues remain unclear. One such issue is whether a policyowner can have too much investor control if the variable life policy offers a large number of investment options in which to invest account values and/or the ability to make frequent transfers under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, it has published very little guidance as of the date of this prospectus. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policyowners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policyowners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account.


21  Tax information

9. More Information about policy features and benefits

--------------------------------------------------------------------------------

VARIATIONS AMONG IL COLI(SM) '04 POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

Equitable Life also may vary or waive the charges and other terms of IL COLI(SM) '04 where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with IL COLI(SM) '04. We will make such variations only in accordance with uniform rules that we establish.

Equitable Life or your financial professional can advise you about any variations that may apply to your policy.


YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OPTIONS FOR NET DEATH BENEFIT. In your policy application, or at any other time during the insured person's life, you may choose among several payment options for all or part of any net death benefit proceeds that subsequently become payable. These payment options are described in the policy and may result in varying tax consequences. A payment option selected by the policy's owner cannot be changed by the beneficiary after the insured person dies. The terms and conditions of each option are set out in a separate contract that we will send to the payee when a payment option goes into effect. Equitable Life or your financial professional can provide you with samples of such contracts on request.

--------------------------------------------------------------------------------
You can choose to have the proceeds from the policy's life insurance benefit paid under one of our payment options, rather than as a single sum.
--------------------------------------------------------------------------------

If you have not elected a payment option, we will pay any net death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or trust) we will pay any such single sum death benefit through an interest-bearing checking account (the "Equitable Access Account(TM)") that we will automatically open for the beneficiary. The beneficiary will have immediate access to the proceeds by writing a check on the account. We pay interest on the proceeds from the date of death to the date the beneficiary closes the Equitable Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the net death benefit, we will send the Equitable Access Account checkbook or check to the financial professional within the periods specified for net death benefit payments under "When we pay policy proceeds," later in this prospectus. Your financial professional will take reasonable steps to arrange for prompt delivery to the beneficiary.

PAYMENT OPTIONS FOR SURRENDER AND WITHDRAWAL. You can also choose to receive all or part of any proceeds from a surrender or withdrawal from your policy under one of the above referenced payment options, rather than as a single sum.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your policy, you may return it to us for a full refund of the net policy account value. In some states, we will not adjust the premiums paid to reflect investment performance.

To exercise this cancellation right, you must mail the policy directly to our Administrative Office with a written request to cancel. Your cancellation request must be postmarked within 10 days after you receive the policy and your coverage will terminate as of the date of the postmark. In some states or situations, this "free look" period is longer than 10 days. Your policy will indicate the length of your "free look" period.


                         More Information about policy features and benefits  22

10. More information about certain policy charges

--------------------------------------------------------------------------------

DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss.

The current and maximum rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge: e.g., cost of insurance charge, and mortality and expense risk charge. However, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the policies. The sales charge, for example, is designed primarily to defray sales expenses we incur that are based on premium payments; the administrative charge is designed primarily to defray administrative expenses in connection with issuing and administering the policies, the mortality and expense risk charge is designed primarily to defray expenses that we will incur if certain of our assumptions with respect to the mortality of insureds under the policies (as a group) and expenses we incur in issuing and administering the policies are underestimated relative to the guaranteed maximum charges; and the transfer charge is designed primarily to defray our costs in processing transfer requests from owners.

CHARGE FOR APPLICABLE TAXES. This charge is designed to approximate certain taxes imposed upon us, such as premium taxes in your state. This charge may be increased or decreased to reflect any changes in our taxes. In addition, if an insured person changes his or her residence, you should notify us to change our records so that the charge will reflect the new jurisdiction. Any change will take effect on the next policy anniversary, if received at least 60 days prior to the policy anniversary. You cannot deduct our charge to you as state or local taxes on your federal income tax return.

MONTHLY COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on the specifics or your policy and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then policy account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

Our cost of insurance rates are guaranteed not to exceed those that will be specified in your policy. For most insured persons at most ages, our current rates are lower than those maximums. Therefore, we have the ability to raise these rates up to the guaranteed maximum at any time.

The guaranteed maximum cost of insurance rates are based on 1980 Commissioner's Standard Ordinary Mortality Tables, which vary based upon which tax qualification test you choose. Therefore, your choice of life insurance qualification test may depend on certain characteristics of members of the group, such as sex and tobacco use status since these characteristics impact the guaranteed maximum cost of insurance rates. You should discuss your choice of life insurance qualification test and its affect on the mortality tables used in connection with the cost of insurance charges under your policy with your financial professional before purchasing the policy.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

You may ask us to review the tobacco habits of any insured person in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application and may include criteria other than tobacco use status, as well as a definition of tobacco user different from that applicable at the time this policy was issued.

The change to non-tobacco user rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

DATE OF MONTHLY DEDUCTIONS. We make the regular monthly deductions as of the first day of each month of the policy.


23  More information about certain policy charges

11. More information about procedures that apply to your policy

--------------------------------------------------------------------------------

This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.


DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, or notice from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAYS. Business day is every day that the New York Stock Exchange is open for regular trading. A business day ends at the time regular trading on the exchange closes (or is suspended) for the day. We compute unit values for our variable investment options as of the end of each business day. This usually is 4:00 p.m., Eastern Time.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

o premium payments received after the policy's investment start date (discussed below)

o  loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

o  withdrawals

o  tax withholding elections

o  face amount decreases that result from a withdrawal

o  changes of allocation percentages for premium payments or monthly deductions

o  surrenders

o  changes of beneficiary

o  transfers from a variable investment option to the guaranteed interest option

o  changes in form of death benefit payment

o  loans

o  transfers among variable investment options

o  assignments

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

o  decreases in face amount

o  changes of insured person

o  changes in death benefit option

o  restoration of lapsed policies

DOLLAR COST AVERAGING SERVICE. Transfers pursuant to our dollar cost averaging service (automatic transfer service) occur as of the first day of each policy month. If you request the dollar cost averaging service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.


POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

o If you submit the full initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

o If we do not receive your full initial premium at our Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date will be the same as the date we actually issue the policy (the "issue date").


                 More information about procedures that apply to your policy  24

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policyowners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the date your investment first begins to earn a return for you in our EQ/Money Market option (prior to the Allocation Date). Generally, this is the register date, or, if later, the date we receive your full initial premium at our Administrative Office.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full initial premium to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and delivery are completed and
(2) the information in the application continues to be true and complete, without material change, as of the time of such payment. If you submit the full initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.


WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "Equitable Life."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to Equitable Life, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than Equitable Life and endorsed over to Equitable Life only
(1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.


ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS has issued proposed regulations concerning split-dollar arrangements, including policies subject to collateral assignments. The proposed regulations provide both new proposed and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.


YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

After the policy's second year, we will permit you to request that a new insured person replace the existing one. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," unless we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that causes your policy to fail the definition of life insurance.


REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged.

Finally, in order for your surrender request to be complete, you must return your policy to us.


25  More information about procedures that apply to your policy

GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of IL COLI(SM) '04 in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for IL COLI(SM) '04 policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender-specific IL COLI(SM) '04 policy.


FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.



                 More information about procedures that apply to your policy  26

12. More information about other matters

--------------------------------------------------------------------------------

ABOUT OUR GENERAL ACCOUNT

Our general account assets support all of our obligations, (including those under the IL COLI(SM) '04 policies and, more specifically, the guaranteed interest option). Our general assets consist of all of our assets as to which no class or classes of our annuity or life insurance policies have any preferential claim. You will not share in the investment experience of our general account assets, however; and we have full discretion about how we invest those assets (subject only to any requirements of law).

Because of applicable exemptions and exclusions, we have not registered interests in the general account under the Securities Act of 1933 or registered the general account as an investment company with the SEC. Accordingly, neither the general account, the guaranteed interest option, nor any interests therein, are subject to regulation under those acts. The staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the guaranteed interest option. The disclosure, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.


TRANSFERS OF YOUR ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. When we cannot process part of a transfer request, we will not process any other part of the request. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the dollar cost averaging service will terminate immediately if: (1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; or (3) we receive notice of the insured person's death. Similarly, the asset rebalancing program will terminate if either (2) or (3) occurs.

Disruptive transfer activity. You should note that the IL COLI(SM) '04 contract is not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Portfolio. These kinds of strategies and transfer activities are disruptive to the underlying Portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying Portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity in all annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to Portfolio assets, in each underlying Portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


TELEPHONE AND EQACCESS REQUESTS

If you are a properly authorized person, you may make transfers between investment options by telephone or over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the owner of the policy and the insured, or through EQAccess if you are the individual owner:

o  changes of premium allocation percentages

o  changes of address

Currently, you may request a policy loan by calling the toll-free number.

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.

If you wish to participate in EQAccess, you must first agree to the terms and conditions set forth in our EQAccess Online Services Agreement, which you can find at our Web site (www.AXAonline.com). For security purposes, you may not initiate any transactions relating to your policy for five (5) days after you have elected to use EQAccess. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any EQAccess transactions. We will assume that all instructions received through EQAccess from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to EQAccess if we have reason to believe the instructions given are unauthorized.


27  More information about other matters

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or facsimile transaction request that we receive after the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transactions request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.


SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of net death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any net death benefit (and certain rider benefits), as described in the policy (or rider).


WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any net death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any net death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.


CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

o combine two or more variable investment options or withdraw assets relating to IL COLI(SM) '04 from one investment option and put them into another;

o end the registration of, or re-register, Separate Account FP under the Investment Company Act of 1940;

o operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

o restrict or eliminate any voting rights or privileges of policyowners (or other persons) that affect Separate Account FP;

o operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisors or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. We also may make other changes in the policies that do not reduce any cash surrender value, net policy account value, death benefit, account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with all applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law,


                                        More information about other matters  28
or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.


REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, account value, cash surrender value, net cash surrender value, policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 if there are any errors.


29  More information about other matters

13. Financial statements of Separate Account FP and Equitable Life

--------------------------------------------------------------------------------

The financial statements of Separate Account FP as of December 31, 2002 and for each of the three years in the period ended December 31, 2002 and the financial statements of Equitable Life as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 are in a Statement of Additional Information ("SAI") pertaining to the policies and have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing. The financial statements of Equitable Life have relevance for the policies only to the extent that they bear upon the ability of Equitable Life to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-888-855-5100.


              Financial statements of Separate Account FP and Equitable Life  30

14.  Personalized illustrations

--------------------------------------------------------------------------------

ILLUSTRATIONS OF POLICY BENEFITS

HYPOTHETICAL AND PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations are based upon characteristics of a hypothetical insured person as well as other assumed factors. This type of illustration is called a hypothetical illustration. Illustrations can also be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, life insurance qualification test, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a personalized illustration. No illustration will ever show you the actual values available under your policy at any given point in time. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each hypothetical or personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.

DIFFERENT KINDS OF ILLUSTRATIONS. Both the hypothetical illustrations in this prospectus and personalized illustrations can reflect the investment management fees and expenses incurred in 2002 (or expected to be incurred in 2003, if such amount is expected to be higher) of the available underlying portfolios in different ways. An arithmetic illustration uses a simple average of all of the available underlying portfolios' investment management fees and expenses. A weighted illustration computes the average of investment management fees and expenses of all of the available Portfolios (based upon the aggregate assets in the Portfolios at the end of 2002). If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios (currently, this type of illustration is limited to a combination of up to five of the available underlying portfolios). A fund specific illustration uses only the investment management fees and expenses of a specific underlying portfolio. An historical illustration reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance.

THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. The illustrations in this prospectus do not reflect the expense limitation arrangements. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

You can request an arithmetic illustration as well any of the other illustrations described above. Appendix III to the prospectus contains an arithmetic hypothetical illustration.


31  Personalized illustrations

Appendix I: Information on market performance

--------------------------------------------------------------------------------

In reports or other communications to policyowners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the Portfolios. We may also compare the performance or ranking of those options and the Portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities, the Consumer Price Index and averages for peer universes of mutual funds; or

o  data developed by us derived from such indices or averages;

o other appropriate types of securities (e.g., common stocks, long-term government bonds, long-term corporate bonds, intermediate term government bonds, and U.S. treasury bills).

We also may furnish to present or prospective policyowners advertisements or other communications that include evaluations of a variable investment option or Portfolio by nationally recognized financial publications. Examples of such publications are:

--------------------------------------------------------------------------------
Barron's
Morningstar's Variable Annuities/Life
Business Week
Forbes
Fortune
Institutional Investor
Money
Kiplinger's Personal Finance
Financial Planning
Investment Advisor
Investment Management Weekly
Money Management Letter
Investment Dealers Digest
National Underwriter
Pension & Investments
USA Today
Investor's Business Daily
The New York Times
The Wall Street Journal
The Los Angeles Times
The Chicago Tribune
--------------------------------------------------------------------

Lipper Analytical Services, Inc. (Lipper) compiles performance data for peer universes of Portfolios with similar investment objectives in its Lipper Variable Insurance Products Performance Analysis Service (Lipper Survey). Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "Separate Account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable insurance and annuity contracts; and

o The "Mutual Fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Report consists of nearly 700 variable life and annuity portfolios, all of which report their data net of investment management fees, direct operating expenses and separate account level charges.


LONG-TERM MARKET TRENDS

Historically, the investment performance of common stocks over the long term has generally been superior to that of long- or short-term debt securities. However, common stocks have also experienced dramatic changes in value over short periods of time. One of our variable investment options that invests primarily in common stocks may, therefore, be a desirable selection for owners who are willing to accept such risks. If, on the other hand, you wish to limit your short-term risk, you may find it preferable to allocate a smaller percentage of net premiums to those options that invest primarily in common stock. All investments in securities, whether equity or debt, involve varying degrees of risk. They also offer varying degrees of potential reward.


                              Appendix I: Information on market performance  I-1

                      (This page intentionally left blank)

Appendix II: An index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.

                                                  Page
   account value                                     2
   Administrative Office                             7
   age                                              25
   Allocation Date                                   2
   alternative death benefit                         3
   amount at risk                                   23
   anniversary                                      24
   assign; assignment                               25
   automatic transfer service                       14
   AXA Financial, Inc.                               7
   AXA Premier VIP Trust                         cover
   basis                                            18
   beneficiary                                      22
   business day                                     24
   cash surrender value                             13
   Code                                             18
   collateral                                       16
   cost of insurance charge                         23
   cost of insurance rates                          23
   day                                              24
   default                                           1
   disruptive transfer activity                     27
   dollar cost averaging service                    14
   Enhanced cash value benefit                       1
   EQAccess                                          7
   EQ Advisors Trust                             cover
   Equitable Life                                    7
   Equitable Access Account                         22
   face amount                                       2
   Fidelity Variable Insurance Products          cover
   grace period                                      1
   guaranteed interest option                        2
   Guaranteed Interest Account                       2
   IL COLI(SM) '04                               cover
   insured person                                   25
   Investment Funds                                  2
   investment option                             cover
   issue date                                       24
   lapse                                             1
   life insurance qualification test                 3
   loan, loan interest                              16
   market timing                                    27
   modified endowment contract                      18
   month, year                                      24
   monthly deduction                                 6
   monthly insurance charge                         23
   net cash surrender value                         13
   net death benefit                                 3
   net policy account value                         13
   option A, B                                       2
   our                                               i
   owner                                             i
   partial withdrawal                               16
   payment option                                   22
   PIMCO Advisor VIT                             cover
   planned periodic premium                          1
   policy                                        cover
   policy account value                             13
   Portfolio                                     cover
   premium payments                                  1
   prospectus                                    cover
   rebalancing                                      14
   receive                                          24
   restore, restoration                              1
   SEC                                           cover
   Separate Account FP                               8
   specified premium                                 1
   state                                             i
   subaccount                                        8
   surrender                                        17
   target premium                                    7
   telephone transfers                              14
   The Universal Institutional Funds, Inc.       cover
   transfers                                        14
   Trust                                         cover
   units                                            13
   unit values                                      13
   us                                                i
   variable investment option                    cover
   we                                                i
   withdrawal                                       16
   you, your                                         i

                            Appendix II: An index of key words and phrases  II-1

                      (This page intentionally left blank)

Appendix III: Hypothetical illustrations

--------------------------------------------------------------------------------

 ILLUSTRATION OF NET DEATH BENEFITS, ACCOUNT VALUES, NET CASH SURRENDER VALUES
                           AND ACCUMULATED PREMIUMS

The following tables illustrate the changes in net death benefit, account value and net cash surrender value (which assumes that your surrender would qualify for the enhanced cash value benefit) of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table illustrates the operation of a policy for a specified issue age, premium payment schedule, life insurance qualification test, and face amount under death benefit option A and death benefit option B. The amounts shown are for the end of each policy year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant hypothetical gross annual rates of 0%, 6% and 12% (i.e., before any investment management fees or other expenses are deducted from the underlying Portfolio assets). These hypothetical investment return assumptions are not intended as estimates of future performance of any investment fund. Equitable is not able to predict the future performance of the investment funds. Higher rates of return used in these illustrations generally reflect rates of return for a number of broad stock indices over long-term periods. You should consider that many forecasters are calling for somewhat lower returns in the years ahead. Of course lower rates of return will lower the values illustrated. For this reason, you should carefully consider the illustrations at 0% and 6%.

After the deduction of the arithmetic average of the investment management fees and other expenses of all of the underlying Portfolios (as described below), the net annual rates of return that correspond to the three gross rates
mentioned above would be     %,     % and      %. These net annual rates of
return do not reflect the mortality and expense risk charge or the other charges we deduct from your policy's value each month. If the net annual rates of return did reflect these charges, the rates shown would be lower; however, the values shown in the following tables reflect all policy charges. Investment return reflects investment income and all realized and unrealized capital gains and losses. The tables assume annual Planned Periodic Premiums that are paid at the beginning of each policy year for an insured person who is a 45-year-old guaranteed issue risk male non-tobacco user when the policy is issued.

Tables are provided for each of the two death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by Equitable Life will apply in each year illustrated. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that
(i) no loans or withdrawals are made, (ii) no decreases in coverage are requested and (iii) no change in the death benefit option is requested.

With respect to fees and expenses deducted from assets of the underlying Portfolios, the amounts shown in all tables reflect (1) investment management
fees equivalent to an effective annual rate of     %, and (2) an assumed
average asset charge for all other expenses of the underlying Portfolios
equivalent to an effective annual rate of     %. These rates are the arithmetic
average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying Portfolios. If those arrangements had been assumed, the policy values would be higher than those shown in the following tables. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options.

The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed planned periodic premiums were invested to earn interest, after taxes, at 5% annually. This is not a policy value. It is included for comparison purposes only.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration as described under "Illustrations of policy benefits" in "Personalized illustrations," earlier in this prospectus.


                                  Appendix III: Hypothetical illustrations III-1

FLEXIBLE PREMIUM VARIABLE LIFE
$2,500,000 FACE AMOUNT


MALE, ISSUE AGE 45, GUARANTEED ISSUE, NON-TOBACCO USER UNDERWRITING RISK CLASS


OPTION A DEATH BENEFIT
PLANNED ANNUAL PREMIUM: $35,600*
USING CURRENT CHARGES
USING THE CASH VALUE ACCUMULATION TEST



                                 Net Death Benefit                   Account Value               Net Cash Surrender Value
                         --------------------------------- --------------------------------- --------------------------------
             Premiums       Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
 End of    Accumulated     Annual Investment Return of:      Annual Investment Return of:      Annual Investment Return of:
 Policy   At 5% Interest --------------------------------- --------------------------------- --------------------------------
  Year       Per Year     0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross
-------- --------------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ----------
     1
     2
     3
     4
     5
     6
     7
     8
     9
    10
    15
    20
    25
    30
    35
    40
    45
    50
    55

----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The net death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The net death benefit, account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


III-2 Appendix III: Hypothetical illustrations

FLEXIBLE PREMIUM VARIABLE LIFE
$2,500,000 FACE AMOUNT


MALE, ISSUE AGE 45, GUARANTEED ISSUE, NON-TOBACCO USER UNDERWRITING RISK CLASS


OPTION A DEATH BENEFIT
PLANNED ANNUAL PREMIUM: $35,600*
USING CURRENT CHARGES
USING THE GUIDELINE PREMIUM TEST



                                 Net Death Benefit                   Account Value               Net Cash Surrender Value
                         --------------------------------- --------------------------------- --------------------------------
             Premiums       Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
 End of    Accumulated     Annual Investment Return of:      Annual Investment Return of:      Annual Investment Return of:
 Policy   At 5% Interest --------------------------------- --------------------------------- --------------------------------
  Year       Per Year     0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross
-------- --------------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ----------
     1
     2
     3
     4
     5
     6
     7
     8
     9
    10
    15
    20
    25
    30
    35
    40
    45
    50
    55

----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The net death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The net death benefit, account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


                                  Appendix III: Hypothetical illustrations III-3

FLEXIBLE PREMIUM VARIABLE LIFE
$2,500,000 FACE AMOUNT


MALE, ISSUE AGE 45, GUARANTEED ISSUE, NON-TOBACCO USER UNDERWRITING RISK CLASS


OPTION A DEATH BENEFIT
PLANNED ANNUAL PREMIUM: $35,600*
USING MAXIMUM CHARGES
USING THE CASH VALUE ACCUMULATION TEST


                                 Net Death Benefit                   Account Value               Net Cash Surrender Value
                         --------------------------------- --------------------------------- --------------------------------
             Premiums       Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
 End of    Accumulated     Annual Investment Return of:      Annual Investment Return of:      Annual Investment Return of:
 Policy   At 5% Interest --------------------------------- --------------------------------- --------------------------------
  Year       Per Year     0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross
-------- --------------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ----------
     1
     2
     3
     4
     5
     6
     7
     8
     9
    10
    15
    20
    25
    30
    35
    40
    45
    50
    55

----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The net death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The net death benefit, account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


III-4 Appendix III: Hypothetical illustrations

FLEXIBLE PREMIUM VARIABLE LIFE
$2,500,000 FACE AMOUNT


MALE, ISSUE AGE 45, GUARANTEED ISSUE, NON-TOBACCO USER UNDERWRITING RISK CLASS


OPTION A DEATH BENEFIT
PLANNED ANNUAL PREMIUM: $35,600*
USING MAXIMUM CHARGES
USING THE GUIDELINE PREMIUM TEST


                                 Net Death Benefit                   Account Value               Net Cash Surrender Value
                         --------------------------------- --------------------------------- --------------------------------
             Premiums       Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
 End of    Accumulated     Annual Investment Return of:      Annual Investment Return of:      Annual Investment Return of:
 Policy   At 5% Interest --------------------------------- --------------------------------- --------------------------------
  Year       Per Year     0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross
-------- --------------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ----------
     1
     2
     3
     4
     5
     6
     7
     8
     9
    10
    15
    20
    25
    30
    35
    40
    45
    50
    55

----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The net death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The net death benefit, account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


                                  Appendix III: Hypothetical illustrations III-5

FLEXIBLE PREMIUM VARIABLE LIFE
$2,500,000 FACE AMOUNT


MALE, ISSUE AGE 45, GUARANTEED ISSUE, NON-TOBACCO USER UNDERWRITING RISK CLASS


OPTION B DEATH BENEFIT
PLANNED ANNUAL PREMIUM: $35,600*
USING CURRENT CHARGES
USING THE CASH VALUE ACCUMULATION TEST


                                 Net Death Benefit                   Account Value               Net Cash Surrender Value
                         --------------------------------- --------------------------------- --------------------------------
             Premiums       Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
 End of    Accumulated     Annual Investment Return of:      Annual Investment Return of:      Annual Investment Return of:
 Policy   At 5% Interest --------------------------------- --------------------------------- --------------------------------
  Year       Per Year     0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross
-------- --------------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ----------
     1
     2
     3
     4
     5
     6
     7
     8
     9
    10
    15
    20
    25
    30
    35
    40
    45
    50
    55

----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The net death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

** Policy lapses unless additional payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The net death benefit, account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


III-6 Appendix III: Hypothetical illustrations

FLEXIBLE PREMIUM VARIABLE LIFE
$2,500,000 FACE AMOUNT


MALE, ISSUE AGE 45, GUARANTEED ISSUE, NON-TOBACCO USER UNDERWRITING RISK CLASS


OPTION B DEATH BENEFIT
PLANNED ANNUAL PREMIUM: $35,600*
USING CURRENT CHARGES
USING THE GUIDELINE PREMIUM TEST


                                 Net Death Benefit                   Account Value               Net Cash Surrender Value
                         --------------------------------- --------------------------------- --------------------------------
             Premiums       Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
 End of    Accumulated     Annual Investment Return of:      Annual Investment Return of:      Annual Investment Return of:
 Policy   At 5% Interest --------------------------------- --------------------------------- --------------------------------
  Year       Per Year     0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross
-------- --------------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ----------
     1
     2
     3
     4
     5
     6
     7
     8
     9
    10
    15
    20
    25
    30
    35
    40
    45
    50
    55

----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The net death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

** Policy lapses unless additional payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The net death benefit, account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


                                  Appendix III: Hypothetical illustrations III-7

FLEXIBLE PREMIUM VARIABLE LIFE
$2,500,000 FACE AMOUNT


MALE, ISSUE AGE 45, GUARANTEED ISSUE, NON-TOBACCO USER UNDERWRITING RISK CLASS


OPTION B DEATH BENEFIT
PLANNED ANNUAL PREMIUM: $35,600*
USING MAXIMUM CHARGES
USING THE CASH VALUE ACCUMULATION TEST


                                 Net Death Benefit                   Account Value               Net Cash Surrender Value
                         --------------------------------- --------------------------------- --------------------------------
             Premiums       Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
 End of    Accumulated     Annual Investment Return of:      Annual Investment Return of:      Annual Investment Return of:
 Policy   At 5% Interest --------------------------------- --------------------------------- --------------------------------
  Year       Per Year     0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross
-------- --------------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ----------
     1
     2
     3
     4
     5
     6
     7
     8
     9
    10
    15
    20
    25
    30
    35
    40
    45
    50
    55

----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The net death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

** Policy lapses unless additional payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The net death benefit, account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


III-8 Appendix III: Hypothetical illustrations

FLEXIBLE PREMIUM VARIABLE LIFE
$2,500,000 FACE AMOUNT


MALE, ISSUE AGE 45, GUARANTEED ISSUE, NON-TOBACCO USER UNDERWRITING RISK CLASS


OPTION B DEATH BENEFIT
PLANNED ANNUAL PREMIUM: $35,600*
USING MAXIMUM CHARGES
USING THE GUIDELINE PREMIUM TEST


                                 Net Death Benefit                   Account Value               Net Cash Surrender Value
                         --------------------------------- --------------------------------- --------------------------------
             Premiums       Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
 End of    Accumulated     Annual Investment Return of:      Annual Investment Return of:      Annual Investment Return of:
 Policy   At 5% Interest --------------------------------- --------------------------------- --------------------------------
  Year       Per Year     0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross   0% Gross   6% Gross   12% Gross
-------- --------------- ---------- ---------- ----------- ---------- ---------- ----------- ---------- ---------- ----------
     1
     2
     3
     4
     5
     6
     7
     8
     9
    10
    15
    20
    25
    30
    35
    40
    45
    50
    55

----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The net death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

** Policy lapses unless additional payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The net death benefit, account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


                                  Appendix III: Hypothetical illustrations III-9

                      (This page intentionally left blank)

Requesting more information

--------------------------------------------------------------------------------

The SAI, dated December 15, 2003, is incorporated into this Prospectus by reference and is available upon request free of charge by calling our toll free number at 888-855-5100. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations free of charge by calling our toll free number at 888-855-5100, or asking your financial professional.

You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC's Public Reading Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 450 5th Street, N.W., Washington, D.C. 20549-0102. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090.

SAI TABLE OF CONTENTS

                                                                         Page
Ways we pay policy proceeds.................................................2
How we market the policies..................................................2
Legal proceedings...........................................................2
Insurance regulation that applies to Equitable Life.........................2
Custodian and independent accountants.......................................2
Financial statements........................................................3































                                                                       811-04335

IL COLI(SM) '04
A flexible premium variable life insurance policy issued by The Equitable Life Assurance Society of the United States with variable investment options offered under Equitable Life's Separate Account FP.

STATEMENT OF ADDITIONAL INFORMATION DATED
DECEMBER 15, 2003

--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related IL COLI(SM) '04 prospectus, dated December 15, 2003. That prospectus provides detailed information concerning the policy and the variable investment options, as well as the guaranteed interest option, that fund the policy. Each variable investment option is a subaccount of Equitable Life's Separate Account FP. The guaranteed interest options are part of Equitable Life's general account. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the Administrative office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling toll free, 1-888-855-5100, or by contacting your financial professional.

TABLE OF CONTENTS
Ways we pay policy proceeds...............................................2
How we market the policies................................................2
Legal proceedings.........................................................2
Insurance regulation that applies to Equitable Life.......................2
Custodian and independent accountants.....................................2
Financial statements......................................................3

   Copyright 2003 The Equitable Life Assurance Society of the United States,
                            New York, New York 10104.
    All rights reserved. IL COLI(SM) is a service mark of The Equitable Life
                     Assurance Society of the United States.


                                                            x00605 - AGT & WHLSL
                                                                        ILCOLI04

WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve more than one payment option, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect. This includes rules on the minimum amount we will pay under an option, minimum amounts for installment payments, withdrawal or commutation rights (your rights to receive payments over time, for which we may offer a lump sum payment), the naming of payees, and the methods for proving the payee's age and continued survival.


HOW WE MARKET THE POLICIES

We offer variable life insurance policies (including IL COLI(SM) '04 and variable annuity contracts through AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc. and an affiliate of Equitable Life. AXA Advisors and Equitable Life are under the common control (or are subsidiaries) of AXA Financial, Inc. The Investment Company Act of 1940, therefore, classifies AXA Advisors as the "principal underwriter" of those policies and contracts. As such, AXA Advisors distributes these policies pursuant to a selling agreement, dated as of May 1, 1994, as amended, between AXA Advisors and Equitable Life. The Agreement provides that AXA Advisors will make a best-efforts offering of the policies on a continuous basis. AXA Advisors' address is 1290 Avenue of the Americas, New York, NY 10104. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). For each of the years 2002, 2001 and 2000, AXA Advisors was paid an administrative services fee of $325,380. Equitable Life paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account FP, $536,113,253 in 2002, $543,488,990 in 2001 and $666,577,890 in 2000. Of these,
AXA Advisors retained $283,213,274, $277,057,837 and $385,314,054, respectively.

We also offer variable life insurance policies and variable annuity contracts through AXA Distributors, LLC ("AXA Distributors"). The Investment Company Act of 1940, therefore, classifies AXA Distributors as a "principal underwriter" of those policies and contracts. AXA Distributors also serves as a principal underwriter of EQ Advisors Trust, AXA Premier VIP Trust and Separate Account FP. AXA Distributors is an indirect wholly-owned subsidiary of Equitable Life, with its address at 1290 Avenue of the Americas, New York, NY 10104. AXA Distributors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). AXA Distributors is a successor by merger to all the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"), including the role of principal underwriter of Separate Account FP. Like AXA Distributors, EDI was owned by Equitable Holdings, LLC. Equitable Life paid AXA Distributors (or EDI, as applicable) as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account FP, $149,380,289 in 2002, $219,355,297 in 2001 and
$199,478,753 in 2000. Of these, AXA Distributors (or EDI, as applicable) retained $59,543,803, $91,443,554 and $52,501,772, respectively.

We sell IL COLI (SM) '04 through financial professionals who are licensed insurance agents and are also registered representatives of AXA Advisors. The financial professional who sells you this policy receives sales commissions from Equitable Life. We also sell these variable life products through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and are members of the NASD). Such agencies and their affiliated broker-dealers have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell our policies are appointed as agents of Equitable Life, and are registered representatives of the agencies' affiliated broker-dealer. Sales commissions will be paid by Equitable Life to the agency which sells you this policy. The commissions don't cost you anything above the charges and expenses already discussed in the prospectus. Generally, the agents will receive maximum commissions of: 25% of the premiums you pay in your policy's first year up to a certain amount and 5% thereafter; plus 15% of the premiums you pay in the second through the fourth years up to a certain amount and 0.5% thereafter; plus 8% of the premiums you pay in the fifth and sixth years up to a certain amount and 0.5% thereafter; plus 1% of the premiums you pay in the seventh through the tenth years up to a certain amount and 0.5% thereafter. In addition, asset based compensation of up to .15% is paid beginning in the second policy year.

We also sell the policies through financial professionals who are licensed independent insurance brokers and are also registered representatives either of AXA Advisors or of another SEC registered broker-dealer. The commissions for independent brokers will be no more than those for agents.

The commissions will be paid through the registered broker-dealer.


LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policyowner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the policies, or the distribution of the policies.


INSURANCE REGULATION THAT APPLIES TO EQUITABLE LIFE

We are regulated and supervised by the New York State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.

CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for shares of the Trusts owned by Separate Account FP.

The financial statements of Separate Account FP as of December 31, 2002 and for the periods ended December 31, 2002 and 2001, and the consolidated financial statements of Equitable Life as of December 31, 2002 and 2001, and for each of the three years ended December 31, 2002 incorporated in this SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the policies.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 19th day of September, 2003.

                                     SEPARATE ACCOUNT FP OF THE EQUITABLE
                                     LIFE ASSURANCE SOCIETY OF THE UNITED
                                     STATES. (REGISTRANT)



                                     By:   THE EQUITABLE LIFE
                                           ASSURANCE SOCIETY OF
                                           THE UNITED STATES,
                                                 (DEPOSITOR)



                                     By:   /s/ Robin Wagner
                                           ------------------------------
                                              (Robin Wagner)
                                               Vice President

                                SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 19th day of September, 2003.

                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES
                                            (DEPOSITOR)


                                            By:  /s/  Robin M. Wagner
                                                --------------------------------
                                                     (Robin M. Wagner)
                                                      Vice President


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Denis Duverne                 W. Edwin Jarmain
Francoise Colloc'h          Jean-Rene Fourtou             Christina Johnson
Christopher M. Condron      John C. Graves                Scott D. Miller
Henri de Castries           Donald J. Greene              Joseph H. Moglia
Claus-Michael Dill          Mary R. (Nina) Henderson      Peter J. Tobin
Joseph L. Dionne            James F. Higgins              Stanley B. Tulin


*By:  /s/ Robin M. Wagner
     -----------------------
         (Robin M. Wagner)
          Attorney-in-Fact
          September 19, 2003